Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001331284
Registrant Name	DHT HOLDINGS, INC.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A